Note 11 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 11 – INCOME TAXES

A reconciliation of the differences between the effective income tax rates and the statutory federal tax rates for the six months ended June 30, 2012 and 2011 are as follows:

	Six Months ended June 30, 2012	Amount	Six Months ended June 30, 2011	Amount
Tax benefit at U.S. statutory rate	34%	$556,712	34%	$7,629,397
State taxes, net of federal benefit	4	65,495	4	897,534
Change in valuation allowance	(38)	(622,207)	(38)	(8,526,951)
	-%	$-	-%	$-

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of June 30, 2012 and for the year ended December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Deferred Tax Assets
Net Operating Loss Carry-forward	$6,094,949	$5,420,492
Deferred Tax Liabilities – Accrued Officers’ Salaries	(283,385)	(231,135)
Net Deferred Tax Assets	5,811,564	5,189,357
Valuation Allowance	(5,811,564)	(5,189,357)
Total Net Deferred Tax Assets	$-	$-

As of June 30, 2012, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $12.3 million that may be offset against future taxable income through 2027. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited. No tax asset has been reported in the financial statements, because the Company believes there is a 50% or greater chance the carry forwards will expire unused. Accordingly, the potential tax benefits of the loss carry forwards are offset by a valuation allowance of the same amount.

NOTE 11 - INCOME TAXES

A reconciliation of the differences between the effective income tax rates and the statutory federal tax rates for the years ended December 31, 2011 and 2010 are as follows:

	Year ended Dec 31, 2011	Amount	Year ended Dec. 31, 2010	Amount
Tax benefit at U.S. statutory rate	34%	$1,232,008	34%	$744,519
State taxes, net of federal benefit	4	144,942	4	87,590
Change in valuation allowance	(38)	(1,376,950)	(38)	(832,109)
	-%	$-	-%	$-

The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and liabilities for years ended December 31, 2011 and 2010 consisted of the following:

Deferred Tax Assets	Dec. 31, 2011	Dec. 31, 2010
Net Operating Loss Carry-forward	$5,420,492	$2,860,156
Deferred Tax Liabilities – Accrued Officers Salaries	(231,135)	(126,635)
Net Deferred Tax Assets	5,189,357	2,733,521
Valuation Allowance	(5,189,357)	(2,733,521)
Total Net Deferred Tax Assets	$-	$-

As of December 31, 2011, the Company had a net operating loss carry forward for income tax reporting purposes of approximately $10.7 million that may be offset against future taxable income through 2026. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited. No tax asset has been reported in the financial statements, because the Company believes there is a 50% or greater chance the carry forwards will expire unused. Accordingly, the potential tax benefits of the loss carry forwards are offset by a valuation allowance of the same amount.